Related-Party Transactions - Summary of Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total compensation	$ 1,182	$ 693	$ 601
Brother 1
Related Party Transaction [Line Items]
Total compensation	572	260	240
Brother 2
Related Party Transaction [Line Items]
Total compensation	469	313	216
Sister in law
Related Party Transaction [Line Items]
Total compensation	$ 141	$ 120	$ 145